Registration No. 33-37442

 As filed with the Securities and Exchange Commission on December 30, 1997

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        Post-Effective Amendment No. 8 to
                                    Form S-6

                    For Registration Under the Securities Act of 1933 of Securities of Unit Investment
                        Trusts Registered on Form N-8B-2

                      TEMPLETON CAPITAL ACCUMULATION PLANS
                           (Exact Name of Registrant)

                      FRANKLIN TEMPLETON DISTRIBUTORS, INC.
                               (Name of Depositor)

    100 FOUNTAIN PARKWAY, P.O. BOX 33030, ST. PETERSBURG, FLORIDA 33733-8030
              (Address of Depositor's Principal Executive Offices)

-------------------------------------------------------------------------------
                                Barbara J. Green
                            Templeton Worldwide, Inc.
                           500 East Broward Boulevard
                         FORT LAUDERDALE, FLORIDA 33394
               (Name and Address of Agent for Service of Process)

-------------------------------------------------------------------------------


It is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b) of Rule 485

   X    on JANUARY 1, 1998 pursuant to paragraph (b) of Rule 485

        60 days after filing pursuant to paragraph (a)(1) of Rule 485

        on       pursuant to paragraph (a)(1) of Rule 485

        this post-effective amendment designates a new effective date for a previously filed post-effective amendment

 Title of securities being registered:  Templeton Capital Accumulation Plans.

                      Templeton Capital Accumulation Plans

                              CROSS-REFERENCE SHEET

                     Pursuant to Rule 404(c) of Regulation C
                        under the Securities Act of 1933

                  (Form N-8B-2 Items required by Instruction as
                         to the Prospectus in Form S-6)


       Form N-8B-2                                                                          Form S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS

1. (a)         Name of Trust                                           Prospectus Cover

   (b)         Title of securities issued                              Prospectus Cover

2.             Name and address of each depositor                      Prospectus Cover; Investment Objective--What You
                                                                       Seek From Your Plan; The Sponsor

3.             Name and address of Trustees                            Your Rights and Privileges Under the Plan; The
                                                                       Custodian -- Templeton Funds Trust Company

4.             Name and address of each principal underwriter          Prospectus Cover

5.             State of organization of trust                          The Custodian -- Templeton Funds Trust Company

6.             Execution and termination of trust agreement            Introductory Statement; How to Start Your
                                                                       Templeton Capital Accumulation Plan; You May
                                                                       Terminate Your Plan and Withdraw Your Shares

7.             Changes of name                                         N/A

8.             Fiscal year                                             N/A

9.             Litigation                                              N/A

                           II. GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST

10. (a)        Registered or bearer securities                         Introductory Statement

    (b)        Cumulative or distributive securities                   Introductory Statement

    (c)        Withdrawal or Redemption                                Your Rights and Privileges Under the Plan

    (d)        Conversion, transfer, etc.                              Your Rights and Privileges Under the Plan



       Form N-8B-2                                                                          Form S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS

    (e)        Periodic payment plan                                   Termination of Your Plan;  Your Rights and
                                                                       Privileges Under the Plan

    (f)        Voting Rights                                           Your Rights and Privileges Under the Plan

    (g)        Notice to security holders                              Substitution of the Underlying Investment

    (h)        Consents required                                       The Custodian -- Templeton Funds Trust Company;
                                                                       Substitution of Underlying Investment

    (i)        Other provisions                                        N/A

11.            Type of securities comprising units                     Introductory Statement

12.            Certain information regarding periodic                 Prospectus Cover; Introductory Statement; The
               payment plan certificate                               Sponsor --Franklin Templeton Distributors, Inc.;
                                                                       Templeton Capital Accumulator Fund, Inc.
                                                                       Prospectus

13. (a)        Load, fees, expenses, etc.                              Introductory Statement; Allocation of Investments
                                                                       and Deductions: 15-Year Plans; Total 25-Year
                                                                       Allocations and Deductions When Extended Option
                                                                       is Used; The Custodian; The Sponsor

    (b)        Certain information regarding periodic                 Introductory Statement; Allocation of Investments
                payment plan certificates                             and Deductions: 15-Year Plans; Total 25-Year
                                                                       Allocations and Deductions When Extended Option
                                                                       is Used; A Typical $100 Monthly Investment Plan

    (c)        Certain percentage                                      Allocation of Investments and Deductions:
                                                                       15-Year Plans

    (d)        Certain other fees, etc.                                Tax Sheltered Retirement Plans

    (e)        Certain other profits or benefits                       N/A

    (f)        Ratio of annual charges to income                       N/A

14.            Issuance of trust's securities                          How to Start Your Templeton Capital Accumulation
                                                                       Plan


       Form N-8B-2                                                                          Form S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS


15.            Receipt and handling of payments from purchases         How to Start Your Templeton Capital Accumulation
                                                                       Plan; The Custodian --Templeton Funds Trust
                                                                       Company

16.            Acquisition and disposition of underlying securities    The Custodian --Templeton Funds Trust Company;
                                                                       Substitution of Underlying Investment

17. (a)        Withdrawal                                              Your Rights and Privileges Under the Plan

    (b)        Redemption                                              Your Rights and Privileges Under the Plan

    (c)        Cancellation                                            Your Rights and Privileges Under the Plan;
                                                                       Termination of Your Plan

18. (a)        Receipt, custody and disposition of income              Your Rights and Privileges Under the Plan

    (b)        Reinvestment of distribution                            Your Rights and Privileges Under the Plan

    (c)        Reserves or special funds                               N/A

    (d)        Schedule of distributions                               N/A

19.            Records, accounts and reports                           The Custodian --Templeton Funds Trust Company

20.            Certain miscellaneous provisions of
               trust agreement:
               (a)  Amendment                                          The Custodian--Templeton Funds Trust Company

               (b)  Termination                                        The Custodian--Templeton Funds Trust Company

               (c) and (d) Trustee, removal and                       The Custodian--Templeton Funds Trust Company
                   successor

               (e) and (f) Depositors, removal and                    N/A
                   successor

21.            Loans to security holders                               N/A

22.            Limitations on liability                                N/A

23.            Bonding arrangements                                    The Sponsor --Franklin Templeton Distributors,
                                                                       Inc.


       FORM N-8B-2                                                                          FORM S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS

24.            Other materials provisions of trust agreement           N/A

                           III. ORGANIZATIONS, PERSONNEL AND AFFILIATED PERSONS OF DEPOSITOR

25.            Organization of depositor                               The Sponsor--Franklin Templeton Distributors, Inc.

26.            Fees received by depositor                              Financial Statements: Templeton Capital
                                                                       Accumulation Plans

27.            Business of depositor                                   The Sponsor--Franklin Templeton Distributors, Inc.

28.            Certain information as to officials and affiliated      The Sponsor--Franklin Templeton Distributors, Inc.
               persons of depositor

29.            Voting securities of depositors                         The Sponsor--Franklin Templeton Distributors, Inc.

30.            Persons controlling depositor                           The Sponsor--Franklin Templeton Distributors, Inc.

31.            Payments by depositor for certain services rendered     N/A
               to trust

32.            Payments by depositor for certain other services        N/A
               rendered to trust

33.            Remuneration of employees of depositor for certain      N/A
               services rendered to trust

34.            remuneration of other persons for certain services      N/A
               rendered to trust

                  IV. DISTRIBUTION AND REDEMPTION OF SECURITIES

35.            Distribution of trust's securities in states            General

36.            Suspension of sales of trust's securities               N/A

37.            Revocation of authority to distribute                   N/A




       FORM N-8B-2                                                                          FORM S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS

38. (a)        Method of distribution                                  The Sponsor--Franklin Templeton Distributors, Inc.

    (b)        Underwriting agreements                                 General: Introductory Statement; How To Start
                                                                       Your Templeton Capital Accumulation Plan; You May
                                                                       Terminate Your Plan and Withdraw Your Shares

    (c)        Selling agreements                                      General

39. (a)        Organization of principal underwriters                  The Sponsor--Franklin Templeton Distributors, Inc.

    (b)        NASD membership of principal underwriters               The Sponsor--Franklin Templeton Distributors, Inc.

40.            Certain fees received by principal underwriters         Financial Statements:  Templeton Capital

                                                                       Accumulation Plans

41. (a)        Business of each principal underwriter                  The Sponsor--Franklin Templeton Distributors, Inc.

    (b)        Branch offices of each principal underwriter            N/A

    (c)        Salesmen of each principal underwriter                  N/A

42.            Officials of Principal Underwriter                      The Sponsor--Franklin Templeton Distributors, Inc.

43.            Certain brokerage commissions received by principal     N/A

               underwriters

44. (a)        Method of Valuation                                     Templeton Capital Accumulator Fund, Inc.
                                                                       Prospectus (How to Buy Shares of the Fund)

    (b)        Schedule as to offering price                           N/A

    (c)        Variation in offering price to certain persons          N/A

45.            Suspension of redemption rights                         N/A

46. (a)        Redemption Valuation                                    Your Rights and Privileges Under the Plan;
                                                                       Templeton Capital Accumulator Fund, Inc.
                                                                       Prospectus (How to Buy Shares of the Fund) and
                                                                       Statement of Additional Information (How Do I
                                                                       Buy, Sell, and Exchange Shares?)

    (b)        Schedule as to redemption price                         N/A



       FORM N-8B-2                                                                          FORM S-6
       ITEM NUMBER                                                                   HEADING IN PROSPECTUS
47.            Maintenance of position in underlying securities        Your Rights and Privileges Under the Plan; The
                                                                       Custodian--Templeton Funds Trust Company;
                                                                       Substitution of the Underlying Investment


               V. INFORMATION CONCERNING THE TRUSTEE OR CUSTODIAN

48.            Organization and regulation of trustee                  The Custodian --Templeton Funds Trust Company

49.            Fees and expenses of trustees                           N/A

50.            Trustee's lien                                          N/A

                             VI. INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES

51.            Insurance of holders of trust's securities              N/A

52. (a)        Provisions of trust agreement with respect to           Substitution of the Underlying Investment
               selection or elimination of underlying securities

    (b)        Transactions involving elimination of underlying        N/A

               securities

    (c)        Policy regarding substitution or elimination of         Substitution of the Underlying Investment
               underlying securities

    (d)        Fundamental policy not other-wise covered               N/A

53.            Tax status of trust                                     Taxes

                   VIII. FINANCIAL AND STATISTICAL INFORMATION

54.            Trust's securities during last ten years                N/A

55.            Transcript of Hypothetical Plan                         Illustration of a Hypothetical $50.00 Monthly
                                                                       Templeton Capital Accumulation Plan

                      TEMPLETON CAPITAL ACCUMULATION PLANS

Templeton Capital Accumulation Plans (the "Plans") for the accumulation of shares of Templeton Capital Accumulator Fund, Inc. (the "Fund") are offered by Franklin Templeton Distributors, Inc., the Sponsor and Principal Underwriter ("Distributors" or "Sponsor"). A Plan calls for fixed monthly investments for 15 years (180 investments), with the Planholder having the option to make additional monthly investments for up to a total of 25 years (300 investments). The ratio of Sales and Creation Charges to total investments on 15-year Plans ranges from 9.00% on $9,000 Plans ($50.00 per month) to .75% on $1,800,000 Plans ($10,000 per month) and the ratio of Sales and Creation Charges to net investments on 15-year Plans ranges from 9.89% to .76%. On Plans extended to 25 years, the Sales and Creation Charges range from 8.50% (on $15,000 Plans) to
 .56% (on $3,000,000 Plans) of the net amount invested.

    Investments under a Plan are applied, after authorized deductions, to the purchase of Fund shares at net asset value. These shares should be considered a long-term investment and are not suitable for investors seeking quick profits or who might be unable to complete a Plan. The Sales and Creation Charges for the first year of a Plan can amount to 50% of the total amount paid during that year. Since a major portion of the entire Sales and Creation Charge is deducted from the first year's investments, withdrawal or termination of an investment in the early years of a Plan will probably result in a loss. For example, on a $9,000 Plan ($50.00 per month), deductions amount to 9.00% of the investments made if the Plan is completed. However, even after the application of the refund privilege described on page 8, total deductions would amount to 15% of total investments if the Plan were terminated at any time between two months and 18 months. Moreover, if the Plan were continued for 19 months, total deductions would amount to 33.82% of the total invested; deductions would amount to 28.04% if the Plan were continued for two years and then redeemed. A detailed description of all deductions appears on page 12.


    The value of a Plan is subject to fluctuations in the value of the securities in the Fund's portfolio. A Plan calls for monthly investments at regular intervals regardless of the price level of the Fund's shares. Investors should therefore consider their financial ability to continue a Plan. A Plan offers no assurance against loss in a declining market. Terminating a Plan at a time when the value of the shares then held is less than their cost will result in a loss.

SHARES OF THE FUND ARE OFFERED TO THE GENERAL PUBLIC ONLY THROUGH TEMPLETON CAPITAL ACCUMULATION PLANS. The Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation, developed or underdeveloped. As an operating policy, which may be changed without shareholder approval, the Fund may not invest more than 5% of its assets in lower rated debt securities. As a fundamental policy, which may not be changed without shareholder approval, the Fund may not invest more than 10% of its assets in illiquid securities, including defaulted debt securities.


    Shares of certain other mutual funds managed or advised by the Fund's investment manager, Templeton Investment Counsel, Inc. ("Investment Counsel" or "Investment Manager") and its affiliates, which have investment objectives similar in many respects to those of the Fund, may be acquired with a sales charge for the minimum initial investment of $100, and subsequent investments of a minimum of $25 (which may be made automatically by means of pre-authorized bank debits), and, compared to the earlier years of a Plan, would involve a lesser sales charge, thereby decreasing the possibility of loss in the event of early termination.


    An investor has the right to a 45 day refund of his or her investment, as well as certain other limited refund rights for certain periods of time and under the conditions described in more detail under the heading "Cancellation and Refund Rights" on page 8.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


          THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT
             PROSPECTUS OF TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

 Investors should read and retain this Prospectus for future reference.


                                TABLE OF CONTENTS


                 Introductory Statement...............................................................    3
                 Allocation of Investments and Deductions.............................................    3
                 15-Year Plans-- Allocation of Investments and Deductions.............................    4
                 Total 25-Year Allocations and Deductions When Extended Investment Option is Used.....    4
                 A Typical $100 Monthly Investment Plan...............................................    5
                 Investment Objective-- What You Seek From Your Plan..................................    5
                 How a Templeton Capital Accumulation Plan Can Help You Meet Your Objective...........    6
                 How to Start Your Templeton Capital Accumulation Plan................................    6
                 Automatic Investment Plan............................................................    6
                 Your Rights and Privileges Under the Plan............................................    6
                     Dividends and Distributions......................................................    6
                     How You Can Withdraw or Redeem Some of Your Shares Without Terminating Your Plan.    7
                     You May Transfer or Assign Your Rights in the Plan...............................    8
                     Cancellation and Refund Rights...................................................    8
                     You May Terminate Your Plan and Withdraw Your Shares.............................    9
                     Replacement Privilege on Termination.............................................    9
                     You Retain Full Voting Rights in Your Fund Shares................................   10
                     You May Make Investments Ahead of Schedule to Complete Your Plan Early...........   10
                     You May Withdraw a Fixed Amount Monthly or Quarterly--When You Have
                       Completed Your Plan............................................................   10
                     You May Continue Investments After Completing a 15-Year Plan--
                       Extended  Investment Option....................................................   11
                 Individual Retirement Accounts (IRAs)................................................   11
                 Tax-Sheltered Retirement Plans.......................................................   11
                 Sales and Creation Charges...........................................................   12
                 The Custodian-- Templeton Funds Trust Company........................................   13
                 The Sponsor-- Franklin Templeton Distributors, Inc...................................   13
                 Taxes................................................................................   14
                 Substitution of the Underlying Investment............................................   14
                 Termination of Your Plan.............................................................   15
                 General..............................................................................   16
                 Illustration of a Hypothetical $50.00 Monthly Templeton Capital Accumulation Plan....   16
                 Financial Statements:................................................................   17
                         Templeton Capital Accumulation Plans.........................................   18
                         Franklin Templeton Distributors, Inc.........................................   22
                 Templeton Capital Accumulator Fund, Inc. Prospectus..................................  P-1


    No salesman, dealer or other person is authorized by the Sponsor, the Plans, or the Fund, to give any information or make any representation other than those contained in this Prospectus or in the prospectus and Statement of Additional Information of Templeton Capital Accumulator Fund, Inc., or in any other printed or written material issued under the name of Franklin Templeton Distributors, Inc. or Templeton Capital Accumulator Fund, Inc. No person should rely upon any information not contained in these materials.

                             INTRODUCTORY STATEMENT

    You should consider the following aspects of the Plans before making an investment:

    1. A Plan represents an agreement between you, the Sponsor, and Templeton Funds Trust Company ("TFTC" or "Custodian") under which investments (after deduction of "Sales and Creation Charges") are used to purchase shares of the Fund. It is not required that the Sponsor notify you or seek your approval prior to replacing the Custodian. However, the terms of the Custodian Agreement cannot be amended to adversely affect your rights and privileges without obtaining your written consent.

    2. Investments made through the Plans will not constitute direct ownership of Fund shares, but rather an interest in a trust which will have direct ownership of Fund shares. You will have only a beneficial interest in the underlying Fund shares. This beneficial interest is expressed in the Plan as "Plan shares"; one Plan share always equals one share of the underlying Fund. You will, however, retain full voting rights in the underlying Fund shares. The Custodian will vote the shares held for your account in accordance with your instructions.

    3. Unlike most other plans of this type, the primary issuer--Templeton Capital Accumulator Fund, Inc.--does not sell its shares directly to the public. Investments in the Fund may be made only through the arrangements provided by the Plans.

    4. The  Plans  are  available  for  purchase  in  conjunction  with  certain
Individual Retirement Accounts (IRAs), 403(b) custodial accounts ("403(b) plans"), and qualified retirement plans. There is an annual service fee
(currently $10) for maintenance of an individual's IRA, 403(b), or qualified retirement plan ("retirement plan accounts").


    5. The Plans contain a Sales and Creation Charge which is sometimes called a "front-end load." The effect of a "front-end load" is that if you terminate your Plan between the second and eighteenth month, total deductions may amount to as much as 15% of your total payments made up to that date. Accordingly, the Plans are not suited for short-term investment. See the tables on page 4, and the description thereof.


    6. A Plan may be terminated by the Custodian or Sponsor if you fail to make investments under your Plan for a period of 12 months or if Fund shares are not available and a substitution is not made. See "Termination of Your Plan" on page
15. Planholders must be notified and approve any substitution of the Plan's underlying investment. See "Substitution of the Underlying Investment" on page 14.


    7. The dealer firm of record has proprietary rights to all commissions earned during the duration of your Plan. It is also under no obligation to transfer your Plan to another dealer firm as long as its dealer agreement with the Plan Sponsor, Franklin Templeton Distributors, Inc., remains active. If the dealer firm of record chooses to release your Plan to a new dealer firm, it must first complete, sign, and signature guarantee a release form that can be obtained from the Plan Sponsor. This form must be returned to and accepted by the Custodian, Templeton Funds Trust Company, before any dealer change can be effected.


                    ALLOCATION OF INVESTMENTS AND DEDUCTIONS

    The following tables show the range of available Plans, the Monthly Investment Units to be made, total investments to be made and the Sales and Creation Charges that will be charged as to each Monthly Investment Unit. The total charges as a percentage of the total amount invested and as a percentage of the net amount invested are also shown. This information is based solely on investments made under a Plan and does not reflect any investment experience, dividend or income of the Fund over the period of a Plan.

                                  15-YEAR PLANS

                    ALLOCATION OF INVESTMENTS AND DEDUCTIONS



                                                             SALES AND CREATION CHARGES
                                   ------------------------------------------------------------------------------
                                                                                         % OF            % OF
       MONTHLY                           PER             PER                           CHARGES         CHARGES        MONTHLY
     INVESTMENT         TOTAL         INVESTMENT      INVESTMENT        TOTAL          TO TOTAL        TO NET        INVESTMENT
        UNIT          INVESTMENT      1 THRU 12      13 THRU 180       CHARGES        INVESTMENT     INVESTMENT         UNIT
   ---------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
     $     50.00     $    9,000.00      $  25.00        $  3.04       $    810.72         9.00%           9.89%      $     50.00
           75.00         13,500.00         37.50           4.55          1,214.40         9.00            9.89             75.00
          100.00         18,000.00         50.00           6.07          1,619.76         9.00            9.89            100.00
          125.00         22,500.00         62.50           7.58          2,023.44         8.99            9.88            125.00
          150.00         27,000.00         75.00           7.50          2,160.00         8.00            8.70            150.00
          166.66         29,998.80         83.33           8.15          2,369.16         7.90            8.57            166.66
          200.00         36,000.00        100.00           9.46          2,789.28         7.75            8.40            200.00
          250.00         45,000.00        125.00          11.42          3,418.56         7.60            8.22            250.00
          300.00         54,000.00        150.00           6.96          2,969.28         5.50            5.82            300.00
          350.00         63,000.00        175.00           6.92          3,262.56         5.18            5.46            350.00
          400.00         72,000.00        200.00           6.62          3,512.16         4.88            5.13            400.00
          500.00         90,000.00        225.00           6.96          3,869.28         4.30            4.49            500.00
          750.00        135,000.00        300.00          10.31          5,332.08         3.95            4.11            750.00
        1,000.00        180,000.00        350.00          13.57          6,479.76         3.60            3.73          1,000.00
        1,500.00        270,000.00        375.00          19.82          7,829.76         2.90            2.99          1,500.00
        2,000.00        360,000.00        440.00          20.00          8,640.00         2.40            2.46          2,000.00
        3,000.00        540,000.00        450.00          28.92         10,258.56         1.90            1.94          3,000.00
        5,000.00        900,000.00        500.00          20.53          9,449.04         1.05            1.06          5,000.00
       10,000.00      1,800,000.00        750.00          26.78         13,499.04          .75             .76         10,000.00

                  TOTAL 25-YEAR ALLOCATIONS AND DEDUCTIONS WHEN
                       EXTENDED INVESTMENT OPTION IS USED


                                                              SALES AND CREATION CHARGES
                                    -------------------------------------------------------------------------------
                                                                                        % OF            % OF
       MONTHLY                           PER             PER                           CHARGES         CHARGES         MONTHLY
     INVESTMENT         TOTAL         INVESTMENT      INVESTMENT        TOTAL          TO TOTAL         TO NET       INVESTMENT
        UNIT          INVESTMENT      1 THRU 12      13 THRU 300       CHARGES        INVESTMENT      INVESTMENT        UNIT
   ---------------- --------------- --------------- --------------- --------------- --------------- --------------- --------------
     $     50.00     $   15,000.00      $  25.00        $  3.04       $  1,175.52         7.84%           8.50%       $     50.00
           75.00         22,500.00         37.50           4.55          1,760.40         7.82            8.49              75.00
          100.00         30,000.00         50.00           6.07          2,348.16         7.83            8.49             100.00
          125.00         37,500.00         62.50           7.58          2,933.04         7.82            8.49             125.00
          150.00         45,000.00         75.00           7.50          3,060.00         6.80            7.30             150.00
          166.66         49,998.00         83.33           8.15          3,347.16         6.69            7.17             166.66
          200.00         60,000.00        100.00           9.46          3,924.48         6.54            7.00             200.00
          250.00         75,000.00        125.00          11.42          4,788.96         6.39            6.83             250.00
          300.00         90,000.00        150.00           6.96          3,804.48         4.23            4.41             300.00
          350.00        105,000.00        175.00           6.92          4,092.96         3.90            4.06             350.00
          400.00        120,000.00        200.00           6.62          4,306.56         3.59            3.72             400.00
          500.00        150,000.00        225.00           6.96          4,704.48         3.14            3.24             500.00
          750.00        225,000.00        300.00          10.31          6,569.28         2.92            3.01             750.00
        1,000.00        300,000.00        350.00          13.57          8,108.16         2.70            2.78           1,000.00
        1,500.00        450,000.00        375.00          19.82         10,208.16         2.27            2.32           1,500.00
        2,000.00        600,000.00        440.00          20.00         11,040.00         1.84            1.87           2,000.00
        3,000.00        900,000.00        450.00          28.92         13,728.96         1.53            1.55           3,000.00
        5,000.00      1,500,000.00        500.00          20.53         11,912.64          .79             .80           5,000.00
       10,000.00      3,000,000.00        750.00          26.78         16,712.64          .56             .56          10,000.00

                     A TYPICAL $100 MONTHLY INVESTMENT PLAN

(Assuming that all investments are made in accordance with the terms of the Plan)


                                                          AT THE END OF              AT THE END OF                AT THE END OF
                                                            6 MONTHS                     1 YEAR                     2 YE ARS
                            AGGREGATE AMOUNT            (6 IN VESTMENTS)            (12 INVESTMENTS)            (24 IN VESTMENTS)
                            ----------------            ----------------            ----------------            -----------------
                                      % OF TOTAL                 % OF TOTAL                  % OF TOTAL                   % OF TOTAL
                                        INVEST-                    INVEST-                    INVEST-                       INVEST-
                          AMOUNT         MENTS        AMOUNT        MENTS        AMOUNT        MENTS          AMOUNT         MENTS
---------------------- ------------- -------------- ----------- -------------- ----------- --------------- ------------- -----------

15 Years (180
  Investments)
Total Investments..      $18,000         100%         $ 600         100%          $1,200       100%           $ 2,400        100%
Deduct:
  Creation and Sales
    Charge.........      $1,619.76         9%         $ 300          50%          $ 600         50%           $  672.84       28%
Net Amount Invested
  Under Plan.......      $16,380.24       91%         $ 300          50%          $ 600         50%           $1,727.16       72%
25 Years (300
  Investments)
Total Investments..      $30,000         100%         $ 600         100%          $1,200       100%           $ 2,400        100%
Deduct:
  Creation and Sales
    Charge.........      $2,348.16         7.8%       $ 300          50%          $ 600         50%           $  672.84       28%
Net Amount Under
  Plan.............      $27,651.84       92.2%       $ 300          50%          $ 600         50%           $1,727.16       72%


NOTES:

(1) Dividends and distributions received on Fund shares, during the periods shown, have not been included or reflected in any way in the foregoing figures.


(2) The 25-year investment schedule reflects the charges applicable to a 15-year Plan which is continued under the Extended Investment Option.

    After the first 12 monthly investments have been made, the Creation and Sales Charge deducted from any subsequent monthly investment will not exceed 6.1% of the net investment in Fund shares.


               INVESTMENT OBJECTIVE--WHAT YOU SEEK FROM YOUR PLAN


    As you will see in the attached prospectus, the objective of Templeton Capital Accumulator Fund, Inc. (the "Fund") is long-term capital growth. The Fund is an open-end, diversified investment company (usually referred to as "mutual fund"). The Fund seeks to meet its objective through investment in common stocks and other classes of securities which management believes will contribute to the attainment of such investment objective. Accordingly, selection of securities for the portfolio of the Fund is based almost entirely on their potential capital growth possibilities. Most of the portfolio securities will pay little, if any, income. Whatever income may be received will be entirely incidental to the objective of capital growth. The Fund's investments are selected and supervised by Investment Counsel. Reference is made to the attached Templeton Capital Accumulator Fund, Inc. prospectus for a description of the Fund's investment policies and operating expenses, and the business experience of its management. A Statement of Additional Information about Templeton Capital Accumulator Fund, Inc., which is incorporated by reference in the prospectus for the Fund, is available at no charge by writing Franklin Templeton Distributors, Inc., Dealer Main Office Services, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 or by calling the Shareholder Services Department at 1-800-632-2301.


                    HOW A TEMPLETON CAPITAL ACCUMULATION PLAN
                        CAN HELP YOU MEET YOUR OBJECTIVE

    Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. Templeton Capital Accumulation Plans are designed to help such people.

    These Plans make it possible to build equity over a period of years by investing a modest sum each month in mutual fund shares. The mutual fund principle is an attempt to reduce the risk inherent in any investment by diversification and professional management.

    The value of Plan shares is subject to the fluctuations in the value of the securities in the Fund's portfolio. A Plan calls for monthly investments at regular intervals regardless of the price level of the shares. You should therefore consider your financial ability to continue a Plan. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating your Plan at a time when the value of Plan shares you acquired is less than their cost will result in a loss.


    Other features of a Plan are the services rendered by the Custodian, which performs certain bookkeeping and administrative services for the Plans. Acting as your agent, the Custodian assumes the responsibility for many details of the Plan. A description of the Custodian's services appears on page 13.


              HOW TO START YOUR TEMPLETON CAPITAL ACCUMULATION PLAN

    To start your Plan, complete the attached application and have your investment dealer mail it to the Sponsor, together with a check made out to Templeton Funds Trust Company. After your application is accepted by the Sponsor, you will receive a confirmation statement showing the number of whole and fractional shares purchased for your account.


    You should then send investments in one or more multiples of the monthly amount of your Plan directly to the Custodian. Investments, after applicable deductions, will be applied toward the purchase of the Plan shares at the net asset value. Investments in partial monthly amounts cannot be accepted, except as identified in the discussion on Individual Retirement Accounts (page 11).

    You may terminate your participation in the Plan, either completely or partially, as provided on pages 7-8 ("How You Can Withdraw or Redeem Some of Your Shares Without Terminating Your Plan") and page 9 ("You May Terminate Your Plan and Withdraw Your Shares"). Any correspondence regarding the Plans should be addressed to Franklin Templeton Distributors, Inc., Dealer Main Office Services, 100 Fountain Parkway, Florida 33716-1205.


AUTOMATIC INVESTMENT PLAN


You may accumulate shares regularly each month by means of automatic debits to your checking account. Forms for this purpose are in the attached application. Such a plan is voluntary and may be discontinued by written notice to the Sponsor, which must be received at least 10 days prior to the collection date, or by the Sponsor upon written notice to you at least 30 days prior to the collection date.


                    YOUR RIGHTS AND PRIVILEGES UNDER THE PLAN

DIVIDENDS AND DISTRIBUTIONS


    All dividends and distributions will be automatically reinvested on the payment date in additional Plan shares at net asset value on the ex-dividend date of the dividend or distribution, unless you elect to receive cash. All dividends and distributions from retirement plan accounts which are not reinvested are subject to federal income tax and, potentially, federal premature distribution penalties if you are under age 59 1/2. Net asset value will be calculated according to the method described in the Fund's prospectus under the heading "How to Buy Shares of the Fund".

    Dividends or distributions received shortly after an investment is made may be considered a partial return of such an investment. Dividends and capital gains, if any, will normally be paid by the Fund at least annually and generally will be taxable to Planholders for income tax purposes. See "Taxes" on page 14.

    The net asset value per share will decrease by the amount of the dividend and capital gains distributions on the ex-dividend date of the distributions.


HOW YOU CAN WITHDRAW OR REDEEM SOME OF YOUR SHARES WITHOUT TERMINATING YOUR PLAN

    While a redemption of all of your Plan shares will normally terminate your Plan, you may redeem less than all of your shares without terminating the Plan.


    If you have owned your Plan for at least 45 days, you may withdraw up to 90% of your shares from your account or you may direct the Custodian, as your agent, to redeem up to 90% of your shares and pay the proceeds to you. Any partial redemption must involve at least $100 and cannot exceed 90% of the value of the shares. Redemption requests that exceed 90% of the net asset value of the shares and which leave less than $100 in the Plan may automatically result in a full redemption of the entire balance in the Plan.


    After a partial cash withdrawal, you may reinvest an amount equal to or less than the amount withdrawn. Upon timely exercise of this reinvestment privilege, your investment will be restored at the then current net asset value, at no sales charge, as is prescribed by the National Association of Securities Dealers ("NASD"). Any repayment of a partial redemption cannot be made before 90 days from the date of redemption except for IRAs, which can be restored after 45 days. (This allows the return of IRA assets before the 60-day Internal Revenue Service ("IRS") deadline.) There is no limit to the number of redemptions that can be made, each of which must be for a minimum of $100. Full reinstatement of a partial redemption need not be made in one transaction if the amount redeemed exceeds $500. However, any reinvestment must be equal to the amount redeemed or at least $500, whichever is less.

    Redemption or withdrawal of Plan shares held in a retirement plan account must conform to the requirements of the retirement plan and the Plan's withdrawal and redemption requirements. Distributions from such retirement plan accounts are subject to additional requirements under the Internal Revenue Code of 1986, as amended (the "Code"), and certain documents (available from the Custodian) must be completed before the distribution may be made. Distributions from retirement plan accounts are subject to withholding requirements under the Code, and the IRS Form W-4P (available from the Custodian) may be required to be submitted to the Custodian with the distribution request, or the distribution will be delayed. The Custodian and the Sponsor assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any penalties assessed.


    All written requests for withdrawal must be signed by the registered Planholder. Proceeds of redemptions will be mailed to the address of record unless instructions to the contrary are received with Planholders' signatures guaranteed. In the case of a cash withdrawal, the Custodian or the Sponsor may require additional documentation. Reinvested redemptions will be applied to the purchase of Plan shares at the next determined net asset value. No partial withdrawal or redemption shall affect the total number of monthly investments to be made or the unpaid balance of monthly investments. No charge will be made for each partial withdrawal, redemption or restoration, but you will be liable for any transfer taxes that may be required. Replacements of partial withdrawals must be clearly identified as such in order to distinguish them from regular monthly investments. A gain or loss for tax purposes may be realized by the Planholder upon any cash withdrawal. Depending on your circumstances, the deduction for a loss may be limited.


    If the cash withdrawal is more than $50,000, is made payable to an individual other than the Planholder of record, or is to be sent to an address other than the address of record, a letter of instruction will be required, signed by all Planholders with signatures guaranteed by an "eligible guarantor," including (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (4) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program. A notarized signature will not be sufficient for the request to be in proper order. A signature guarantee is not required for cash withdrawals of $50,000 or less, most requests requested by and payable to all Planholders of record, and to be sent to the address of record for that account. However, the Sponsor reserves the right to require signature guarantees on all cash withdrawals. A signature guarantee is required in connection with any request for transfer of Plan shares. Also, a signature guarantee is required if the Sponsor or the Custodian believes that a signature guarantee would protect against potential claims based on the withdrawal instructions, including, for example, when (a) the current address of one or more joint owners of an account cannot be confirmed, (b) multiple owners have a dispute or give inconsistent instructions to the Custodian, (c) the Custodian has been notified of an adverse claim, (d) the instructions received by the Custodian are given by an agent, not the actual registered owner, (e) the Custodian determines that joint owners who are married to each other are separated or may be the subject of divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Custodian. All documents must be in proper order before any withdrawals or redemptions can be executed. The redemption price will be the net asset value next determined after such documents have been received in good order. Your request should be sent to Templeton Funds Trust Company, P.O. Box 33030, St. Petersburg, Florida 33733-8030.

    Ordinarily you will receive a check as a result of redeeming your shares under this or any of the options described below within seven days after your request is received by the Custodian. However, the Custodian will not mail redemption proceeds until checks received for the shares purchased have cleared. The payment period may be extended if the Custodian's right to redeem shares of the Fund has been suspended or restricted. This will only happen if the New York Stock Exchange is closed, other than for customary weekends or holidays, if trading is restricted on the Exchange, or if any emergency is deemed to exist by the Securities and Exchange Commission.

TELEPHONE TRANSACTIONS


Your account is coded automatically for telephone redemptions unless you notify us in writing that you do not want this option. If you later decide you would like this option, send us written instructions signed by all Planowners, with a signature guarantee. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services at 1-800/632-2301.

    When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your dealer for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that telephone instructions loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


YOU MAY TRANSFER OR ASSIGN YOUR RIGHTS IN THE PLAN

    You may transfer your rights to another person; for example, a relative, charitable institution, or trust. You can do this in several ways:

    (1) You can transfer your right, title and interest to another person whose only right shall be the privilege of complete and prompt withdrawal from the Plan.

    (2) You can transfer your entire right, title and interest to another person, trustee or custodian acceptable to the Sponsor, who has made application to the Sponsor for a similar Plan.

    The Custodian will provide you with the appropriate assignment form. Transfers may be subject to income and other taxes.


CANCELLATION AND REFUND RIGHTS

    You have certain rights of cancellation. Within 60 days after you purchase a Plan (which, for this purpose, is the date appearing on the confirmation statement you will receive following your initial payment), the Custodian will send a notice to you regarding your cancellation rights. If you elect to cancel within 45 days of the mailing date of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Plan shares credited to your account on the date that your cancellation request is received by the Custodian and (2) an amount equal to all sales and creation charges paid.

    In addition, you may surrender your Plan at any time within an eighteen-month period beginning from the date your first investment was made of your Plan and receive from the Custodian a cash payment equal to the sum of (1) the total net asset value of the Plan shares credited to your account on the date of the surrender plus (2) a refund of all sales charges paid to the date of surrender minus 15% of the gross amount you have invested as of that date. In order to receive the above payment, your request should be sent in writing to Templeton Funds Trust Company, P.O. Box 33030, St. Petersburg, Florida 33733-8030. In addition, a cancellation request involving more than $50,000 will require a signature guarantee for all registered owners as described above.


    If you surrender your Plan under this cancellation and refund privilege, you may not reinstate your Plan at net asset value until all sales and creation charges included in the redemption amount are first deducted from the reinstatement amount. This requirement is more fully explained below in "Replacement Privilege or Termination." In addition, under the so-called "wash sale rule," Federal tax laws presently do not permit the recognition of a loss when an individual sells and re-acquires the same securities within a 30-day time period before or after the loss is incurred. Gains, however, are recognized for tax purposes at the time of redemption.


    The Custodian will send you a written notice of your eighteen-month rights of cancellation if one or the other of the following occur:

    (1) If, after fifteen months from the date of establishment, you have missed three investments or more, or

    (2) If you miss one investment or more after the expiration of the fifteen-month period but prior to the expiration of the eighteen-month period. (If the Custodian has already sent a notice at 15 months, a second notice will not be required even if additional investments are missed.)

    These notices will inform you of your rights of cancellation as set forth in the preceding paragraph, of the value of your account at the time the notice is sent, and of the amount to which you are entitled pursuant to the provisions of the preceding paragraph.

YOU MAY TERMINATE YOUR PLAN AND WITHDRAW YOUR SHARES

    A Plan may be terminated at any time by a written request to the Custodian.

    In terminating your Plan, you may request the Custodian to withdraw your shares, redeem them and send you the proceeds. If the amount of the redemption is more than $50,000, is made payable to an individual other than the Planholder of record, or is to be sent to an address other than the address of record, your request, signed by all registered owners, must be signature guaranteed as described above. All documents must be in good order before a redemption can be executed. The redemption price will be the net asset value next determined after such documents have been received.


    If you choose to receive Fund shares instead of cash, the Plan shares may be exchanged for shares of the Fund and then further exchanged for shares of certain other funds for which Investment Counsel or an affiliate is the investment manager. The Exchange Privilege is more fully described in the Fund's prospectus under the caption "May I Exchange Shares for Shares of Another Fund?" You should note that if you elect to exchange your shares of the Fund for shares of other funds in the Franklin Group of Funds(R) or the Templeton Funds, the shares of such other funds cannot thereafter be exchanged back into shares of the Fund or in your Plan.


    The right of redemption of shares of the Templeton Capital Accumulation Plan and the underlying Fund may be suspended at times when trading on the New York Stock Exchange is restricted or such Exchange is closed for other than weekends and holidays or any emergency is deemed to exist by the Securities and Exchange Commission. As long as the right of redemption of shares of the Fund is suspended, no shares may be redeemed, and therefore no cash withdrawal may be made during that period.


REPLACEMENT PRIVILEGE ON TERMINATION

    If you have terminated your Plan, you may exercise a replacement privilege which allows you to reinvest an amount equal to but not less than 10% of the net asset value of the redeemed shares without any sales charge in a re-opened identically registered Templeton Capital Accumulation Plan. Reinvestment is made at the net asset value per share next determined following the timely receipt by the Custodian of a replacement order and payment. Replacement must be made within 60 days following the date of termination of the Plan; however, while you may be required to recognize a gain on a termination, you may not recognize a loss for Federal tax purposes to the extent you reinvest the proceeds in a Templeton Capital Accumulation Plan within 30 days or less.


    The replacement privilege is available to you only if you have not previously exercised the privilege as to your Plan. The replacement privilege does not abrogate the partial withdrawal without termination privilege described on pages 7-8. If you have redeemed your Plan shares under the procedures described under "Cancellation and Refund Rights" on pages 8-9, you may not reinstate at net asset value the proceeds from such a cancellation or refund until all refunded Sales and Creation Charges have been deducted from the amount offered for the reinstatement.


YOU RETAIN FULL VOTING RIGHTS IN YOUR FUND SHARES

    You will receive a notice at least 10 days before any matter is submitted to a vote of the stockholders of the Fund. The Custodian will vote the shares held for your account in accordance with your instructions. In the absence of such instructions, the Custodian will vote your shares in the same proportion as it votes the shares for which it has received instructions from other Planholders.

    If you wish to attend any meetings at which shares may be voted, you may request the Custodian to furnish you with a proxy or otherwise arrange for you to exercise your voting rights.

YOU MAY MAKE INVESTMENTS AHEAD OF SCHEDULE TO COMPLETE YOUR PLAN EARLY


    You may complete your Templeton Capital Accumulation Plan ahead of schedule by making investments in advance of their due date, but not more than 24 monthly investments may be made in one calendar year. In addition to such advance investments, you may also prepay up to 24 monthly units at any time during the life of your Plan. Monthly investment units may be accrued and paid in a lump sum. There is no reduction in the Sales and Creation Charge for advance investments. These prepayment rules shall be waived only to make a Plan that is in arrears current (as defined in the section titled "You May Qualify for Reduced Sales Charges" on page 12) or for the transfer or rollover into an IRA.

    In  the  event  of  death  of  the  Planholder,   these  advance  investment
restrictions will be waived to allow the Plan to be completed at one time by survivors of the Planholder or representatives of the estate.

YOU MAY WITHDRAW A FIXED AMOUNT MONTHLY OR QUARTERLY--WHEN YOU HAVE COMPLETED
 YOUR PLAN


    When you complete all regularly scheduled investments, you may elect a Systematic Cash Withdrawal Program. Under this Program, the Custodian, as your agent, will redeem sufficient shares from your account to provide regular cash withdrawal payments of $50 or more each month or quarter, as you elect.

    A Systematic Cash Withdrawal Program may be elected from an incomplete Plan if the Plan is part of an IRA and you have reached age 59 1/2. Under this program, the Custodian, as your agent, will redeem as of the twenty-fifth day of each month (or the first business date after that date) sufficient shares from your account to provide a regular cash withdrawal payment of $50 or more each month or quarter, as you elect.


    Except for the $50 minimum, there is no limitation on the size of your withdrawals. The $50 amount is, however, only a minimum established for administrative convenience and should not be considered as a recommendation. You have the right to change the dollar amount of your withdrawal or discontinue your Systematic Cash Withdrawal Program at any time.

    You should realize that withdrawals in excess of dividends and distributions will be made from principal and may eventually exhaust your account. For this reason, these withdrawals cannot be considered as income on your investment. Also, a gain or loss for tax purposes may be realized by you on each withdrawal payment.

    If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Cash Withdrawal Program on a completed Plan while still making regular payments on the uncompleted Plan. If you are participating in a Systematic Cash Withdrawal Program, you should not start another Templeton Capital Accumulation Plan. There are no charges made for any regular withdrawals under a Systematic Cash Withdrawal Program.

    The Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. While the Systematic Cash Withdrawal Program is in force, you may not elect to receive dividends and distributions in cash.

    While Distributors does not contemplate doing so, it reserves the right to discontinue offering the Systematic Cash Withdrawal Program at any time after 90 days' notification to all Planholders who have not elected to participate in such program. Those who are already participating will be allowed to continue.

YOU MAY CONTINUE INVESTMENTS AFTER COMPLETING A 15-YEAR PLAN--EXTENDED INVESTMENT OPTION

    Under the Extended Investment Option, you may continue making monthly investments after completing all scheduled investments in your 15-year Plan. Investments under this option are subject to the same sales charges as applied to your last scheduled investment.

    If under this option you fail to make regularly scheduled investments for six consecutive months, after being credited for any advance made under the option, you forfeit your right to make such additional investments. All Extended Investment Options will terminate on the date the 300th monthly investment is made under your Plan.

                      INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)

    Under current tax laws you may be eligible to establish an IRA. An IRA Agreement is available through Franklin Templeton Trust Company (FTTC), an affiliate of TFTC. The Agreement provides for investments in the Plans. It also provides that FTTC shall furnish custodial services to the participant for service fees chargeable to the participant. FTTC presently deducts an annual service fee of $10.00 for maintenance of the account, unless it is paid separately. FTTC is qualified under IRS regulations to act as an IRA custodian.

    An individual may initiate an account by executing the IRA Application and by making the initial Plan investment. Under current law, a participant's maximum annual contribution is limited to the lesser of 100% of compensation or $2,000. If a second account is established with a non-working spouse the total contribution for both accounts would be a maximum of $4,000. Contributions to an IRA by an individual who participates, or whose spouse participates, in a tax-qualified or government-approved retirement plan may or may not be deductible depending on their income. Contributions in excess of these limits, premature distributions, and/or insufficient withdrawals after age 70 1/2 may result in substantial adverse tax consequences. "Rollover contributions," as defined in IRS regulations, are also allowed.

    In addition to the regular monthly investment schedules, you may once each year invest an odd amount not equal to the monthly plan amount in order to complete exact contributions totals authorized by the IRS for the IRA being used. Such odd amounts should be specifically identified to the Custodian, when forwarded, in order to prevent rejection. Odd amounts, not in exact multiples of the monthly investment unit, will be accepted for all rollovers and transfers into IRAs.


  A Roth IRA established by conversion of a Plan IRA shall not be considered to create a new Plan.


    All contributions are invested on the day of receipt by the Custodian. If revocation of the account is requested in writing within seven days after payment of an initial contribution, the individual will receive the greater of the net asset value of his account (including the Sales and Creation Charge) or the amount contributed.

                         TAX-SHELTERED RETIREMENT PLANS


    A Plan may be purchased by individuals who wish to establish tax-sheltered retirement plans, including custodial accounts under Section 403(b) of the Code (403(b) accounts) and qualified retirement plans under Section 401(a) of the Code (QRPs). A tax-sheltered retirement plan may not be established by changing the registration of an existing plan. FTTC may serve as either trustee or custodian for such plans. FTTC currently charges an annual service fee of $10.00 for maintenance of each 403(b) account or QRP. QRPs may only be established if the dealer is not considered a fiduciary, as that term is defined in Section 3(21) of the Employee Retirement Income Security Act of 1974.


    Should you establish a Plan in a 403(b) account or QRP, you will likely release any cancellation and refund rights that you may have (see page 8) because of the withdrawal restrictions of the 403(b) account or QRP. In order to establish a 403(b) account or QRP, you will be required to sign a form, supplied by your dealer, acknowledging the restrictions on your cancellation and refund rights.

                           SALES AND CREATION CHARGES

    The Sponsor receives a Sales and Creation Charge to compensate it for creating your Plan and for selling expenses and commissions to dealers, which is deducted from each investment. For example, on a $100 a month Plan, $50 is deducted from each of the first 12 monthly investments. After the 12th payment, the charge drops to $6.07 on each subsequent monthly investment. Deductions decrease proportionately on certain larger plans. See "Allocation of Investments and Deductions" on page [3].

PURCHASING TWO OR MORE PLANS


    Plans purchased at one time by "any person" may be combined, provided the combined monthly investment is at least $150, to take advantage of the lower Sales and Creation Charges available on large purchases.


    The term "any person" includes an individual, his or her spouse, children under the age of 21 and grandchildren under age 21 who are beneficiaries of a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act account in which the Planholder serves as custodian, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a Plan qualified under Section 401 of the Code). To qualify for these savings, all of the applications for the Plans involved must be submitted simultaneously with a covering letter requesting that the face amount of such Plans be combined for the purpose of determining the applicable Sales and Creation Charge as shown on page [4].

    In the event investments are discontinued on one or more of the Plans which have been combined under the foregoing provisions, the remaining Sales and Creation Charge for the Plans that are continued will be changed to reflect the charges applicable to such Plans.

YOU MAY QUALIFY FOR REDUCED SALES CHARGES

    When purchasing any new Plan(s) or increasing the face amount of any existing Plan(s), "any person" as defined above may qualify for a reduced sales charge on the new purchase by combining the face amount of any existing Plan(s) on which investments are current with the face amount of the new purchase. A new purchase includes the face amount of new Plans and the face amount of Plans on which an increase in Plan size is requested. For rights of accumulation, a Plan is considered to be current if: (1) it has been completed and not redeemed; (2) it has not been completed but has at least as many investments recorded as there are months since the establishment date or since a plan size increase date; or
(3) it is a tax qualified plan or an IRA. Further spousal IRA Plans at $166.66 per month may become eligible for lower sales charges if such Plans are included as part of the basis for reduced sales charges on new Plans or Plan size increases on existing Plans. In addition, the Sponsor must be notified by the dealer or the purchaser at the time of the placing of the order that the purchaser qualifies for the reduced Sales and Creation Charge.

CHANGING THE FACE AMOUNT OF YOUR PLAN

    The  face  amount  of  your  Plan  may  be  changed   under  the   following
circumstances:

    (1) The face amount of a Plan may be increased at any time, provided the new Plan size is a denomination offered.

    (2) The face amount of a new Plan may be decreased by 50% within six months of the commencement of your original Plan or within six months following a face amount increase on an existing Plan. If a decrease is to occur on an existing Plan, the decrease cannot retreat lower than the original Plan from which the increase occurred. Both increases and decreases can be made by a written notice to the Sponsor, accompanied by a new completed Plan application. The Sales and Creation Charges already paid on the existing Plan will be recomputed to reflect a new Plan denomination.

    The Sales and Creation Charges already paid on the existing Plan will be credited to the Sales and Creation Charge applicable to the new denomination. Excess Sales and Creation Charges will be invested at net asset value on the day the change occurs while amounts still due will be deducted as an expense to the new Plan account.

                  THE CUSTODIAN--TEMPLETON FUNDS TRUST COMPANY

THE PLAN

    The organization, management and investment policies of Templeton Capital Accumulator Fund, Inc. are fully described in the attached Fund prospectus and a Statement of Additional Information which is available on request from the Sponsor. If practicable, shares of the Plan are credited to accounts at net asset value after applicable deductions are made on the date the Custodian receives Plan investments.

    Dividends and distributions received on Plan shares will be reinvested by the Custodian in additional Plan shares at the then current net asset value, unless you elect to receive cash.


THE PLAN CUSTODIAN--THE THIRD PARTY WORKING TO RELIEVE YOU OF THE DAY-TO-DAY DETAILS OF INVESTING


    Templeton Funds Trust Company, organized as a trust company under the laws of the State of Florida, is the Custodian for the Plans under a Custodian Agreement with the Sponsor dated June 1, 1993 and maintains custody of the assets of the Plans. The Plan Custodian Agreement is governed by Florida law, except in the event, and to the extent, that such law is determined to conflict with the Investment Company Act of 1940.

    Investments under your Plan should be payable to and sent to the Custodian. After making authorized deductions, the Custodian applies the remaining balance to the purchase of Plan shares. The Custodian holds these shares in its custody, receiving dividends and distributions which are automatically reinvested in additional Plan shares at no charge, unless you elect to receive cash.

    The Custodian has assumed only those obligations specifically imposed on it under its Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the Fund or for the acts or omissions of the Sponsor or the Investment Manager.

    The Custodian Agreement cannot be amended to adversely affect the rights and privileges of the Planholders without their written consent. Neither may the Custodian resign unless a successor has been designated and has accepted the Custodianship. Such successor must be a bank or trust company having capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to, or approval of, Planholders. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates the Agreement upon 90 days' notice to the Sponsor. The Custodian Agreement provides that the Sponsor shall indemnify and hold the Custodian harmless from all liability which may arise from the failure of the Sponsor to comply with any law, rule, regulation, or order of the United States, any state, or other jurisdiction relating to the sale, registration, or qualification of securities.


               THE SPONSOR--FRANKLIN TEMPLETON DISTRIBUTORS, INC.

    The Sponsor, a New York corporation organized on November 19, 1947, is a wholly owned subsidiary of Franklin Resources, Inc. ("Franklin Resources"). It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor is the principal underwriter of the investment companies in the Franklin Templeton Group of Funds. The following sets forth the directors and executive officers of the Sponsor:


Charles B. Johnson, Director and Chairman of the Board, is Director, President and Chief Executive Officer of Franklin Resources and Director and Chairman of the Board of Franklin Advisers, Inc. ("Franklin Advisers").

    Gregory E. Johnson, President, is Vice President of Franklin Advisers.

    Rupert H. Johnson, Jr., Director and Executive Vice President, is Director and Executive Vice President of Franklin Resources, Director and President of Franklin Advisers, and Director and Chairman of the Board of Franklin Management, Inc.

Harmon E. Burns, Director and Executive Vice President, is Director, Executive Vice President and Secretary of Franklin Resources and Executive Vice President of Franklin Advisers.


    Peter D. Jones, Executive Vice President.

    Daniel T. O'Lear, Executive Vice President.

    Kenneth A. Lewis, Treasurer.


    Loretta Fry, Vice President, is Vice President-Operations of Franklin Resources and Vice President of Franklin Advisers.


    Deborah R. Gatzek, Senior Vice President and Assistant Secretary, is Senior Vice President-Legal, and Assistant Secretary of Franklin Resources and Vice President and Assistant Secretary of Franklin Advisers.


    Charles E. Johnson, Senior Vice President, is Director and Senior Vice President of Franklin Resources and Vice President of Franklin Advisers.

    Leslie M. Kratter, Secretary, is Vice President and Assistant Secretary of Franklin Resources and Secretary of Franklin Advisers and Franklin Management.

Richard C. Stoker, Senior Vice President, is Vice President of Franklin Management.

    Philip J. Kearns, Vice President, is Vice President of Franklin Agency, Inc.

    Jack Lemein, Vice President, is Senior Vice President of Franklin Advisers and Vice President of Franklin Management.


Harry G. Mumford, Jr., Senior Vice President, is Executive Vice President of Franklin Institutional Services Corporation.


    Vivian J. Palmieri, Vice President, is Vice President of Franklin Advisers.


Other Senior Vice Presidents of the Sponsor include Edward V. McVey and Richard Conboy.

Other Vice Presidents of the Sponsor include Jimmy A. Escobedo, Robert N. Geppner, Mike Hackett, Ken Leder, John R. McGee, Kent P. Strazza, Bert W. Feuss, Sarah Stypa and Laura Komar.


    All officers and employees of the Sponsor are covered by a blanket bond in the amount of $130,000,000.

                                      TAXES

    For Federal income tax purposes, Planholders are treated as directly owning the Fund's shares. Designated capital gain distributions, which are automatically reinvested in additional shares, are treated as long-term capital gains. The tax cost of the shares acquired is the amount paid for those shares, including the Sales and Creation Charge.

    As more fully described under "Federal Tax Information" in the prospectus of the Fund, dividends and distributions are taxable to you individually. Gains realized on cash withdrawals also generally will be subject to tax; the ability to deduct losses from such withdrawals may be limited. An appropriate notice regarding taxes will be sent to you each year.

    Any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or the Sponsor of Plan shares or other property credited to your account in accordance with the provisions of your Plan and any taxes levied or assessed with respect to Plan shares or the income therefrom shall be borne by you individually and not by the Custodian or the Sponsor.

                    SUBSTITUTION OF THE UNDERLYING INVESTMENT

    The Sponsor may substitute the shares of one other investment medium as the underlying investment if it deems such action to be in the best interests of Planholders. Such substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the Securities and Exchange Commission under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:


(1) obtain an order from the Securities and Exchange Commission approving such substitution under the provisions of Section 26(b) of the Investment Company Act of 1940, as amended;

(2) give written notice of the proposed substitution to the Custodian;

(3) give written notice of the proposed substitution to each Planholder, giving a reasonable description of the new fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of mailing such notice, the Planholder will be considered to have consented to the substitution and to have agreed to bear his pro rata share of expenses and taxes in connection with it; and

    (4) provide the Custodian with a signed certificate stating that such notice has been given to Planholders.



    If your Plan account is not surrendered within 30 days from the date of such notice, the Sponsor shall purchase the new shares for your account with the proceeds of any Plan investments and any dividends or distributions which may be reinvested for your account. If the new shares are also to be substituted for the shares already held, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged. A substitution may be a taxable event for Planholders.


    If the Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, select another underlying investment. If the Custodian selects a substitute investment, it shall first obtain an order from the
Securities and Exchange Commission approving such substitution as specified above and then shall notify the Planholder, and if, within 30 days after mailing such notice, the Planholder gives his written approval of the substitution and agrees to bear his pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase such substituted shares. The Planholder's failure to give such written approval within the 30-day period shall give the Sponsor the authority to terminate the Plan.

    If the Fund shares are not available for purchase for a period of 120 days or longer, and neither the Sponsor nor the Custodian substitutes other shares, the Custodian shall have authority, without further action on its part, to terminate the Plan.

                            TERMINATION OF YOUR PLAN

    Although your Plan may call for regular investments over a 15-year period, neither the Sponsor nor the Custodian can elect to terminate your Plan until 300 investments have been made unless it has been in default for more than six months or unless shares of the Plan are not obtainable and a substitution is not made.

    The period of default will not start until you have been given full credit for a period equal to the amount of any advance investments you have made. Under current policies, for all Plans established subsequent to January 1, 1995, only one investment is required during each six month period to prevent your Plan from being terminated. For Plans in existence prior to January 1, 1995, only one investment is required during each 12-month period to prevent your Plan from being terminated.

    After 300 investments, or if other events justify termination, the Sponsor or the Custodian has the right to terminate your Plan 60 days after mailing a written notice to you.

    On termination, the Custodian (as your agent) may surrender for liquidation all of the Plan shares credited to your account, or sufficient Plan shares to pay all authorized deductions and leave no fractional shares. The shares and/or cash, after paying all authorized deductions, will be held by the Custodian for delivery to you against the surrender of your Plan.

    No interest will be paid by the Custodian on any such cash balances. If the Plan is not surrendered within 60 days after the notice of termination, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing the shares or its check, drawn in accordance with the terms of your account, to the address noted in the account. You will then have no further rights under the Plan except that if the check or shares are returned to the Custodian undelivered, the Custodian will continue to hold these assets for the benefit of your account, subject only to escheat laws.


                                     GENERAL

    The Plan is considered to be a unit investment trust under the Investment Company Act of 1940, and is so registered with the Securities and Exchange Commission. Such registration does not imply supervision of management or investment practices or policies by the Commission.

    Commissions ranging from 75% to 95% of the total Sales and Creation Charges will be paid to authorized investment brokers and mutual fund dealers who are members of the NASD, and who have executed a dealer's agreement with the Sponsor. The Sponsor, acting as Principal Underwriter, may from time to time pay a bonus or other incentive to dealers which employ registered representatives who sell a specified minimum dollar amount of the Plans and/or of certain other mutual funds managed by the Investment Manager and its affiliates during a specified period of time. Such bonus or other incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States. In no event will the value of such bonus or incentive paid by the Sponsor to the dealer exceed the difference between the Sales and Creation Charges and the amount reallowed to dealers in respect of such amounts sold by the qualifying registered representative of such dealer. A dealer receiving such bonus or incentive may be deemed to be an "underwriter" under the Securities Act of 1933. These dealers and investment brokers are independent contractors. Nothing herein or in other literature and confirmations issued by the Sponsor or the Custodian, including the words "representative" or "commission," shall constitute any broker-dealer or investment broker a partner, employee or agent of the Sponsor or the Custodian. Neither the Sponsor nor the Custodian shall be liable for any acts or obligations of any such dealer or investment broker.

    Plans are offered in all states where it is lawful to do so.

ILLUSTRATION OF A HYPOTHETICAL $50.00 MONTHLY TEMPLETON CAPITAL ACCUMULATION PLAN WITH INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS REINVESTED IN ADDITIONAL SHARES


The table below covers the period from March 29, 1991 to August 31, 1997


                    Amount of Payment                        Amount Invested
                -------------------------               -------------------------
                                                                                                Shares
                    During                                 During                               Purchase      Total
 Fiscal Period      Fiscal                    Sales        Fiscal                    Shares      Through      Shares     Total Value
     Ended          Period     Cumulative   Charges(a)     Period     Cumulative   Purchased   ReInvestment  Purchased   of Shares
---------------- ------------- ----------- ------------- ----------- ------------- ----------- ------------- ---------- -----------

     8/31/91(b)     $ 300.00     $   300.00   $ 150.00      $ 150.00   $   150.00      14.755          --        14.755  $   153.75
        8/31/92       600.00         900.00     184.14        415.86       565.86      39.637        0.330       54.722      599.21
        8/31/93       600.00       1,500.00      36.48        563.52     1,129.38      47.983        1.666      104.371    1,436.14
        8/31/94       600.00       2,100.00      36.48        563.52     1,692.90      37.528        2.412      144.311    2,339.28
        8/31/95       600.00       2,700.00      36.48        563.52     2,256.42      36.834        7.368      188.513    3,004.90
     8/31/96(c)       600.00       3,300.00      36.48        563.52     2,819.94      65.964        8.156      451.146    4,096.41
        8/31/97       600.00       3,900.00      36.48        563.52     3,383.46      55.920       16.050      523.116    5,738.61


(a) Under the terms of this Plan, out of a monthly investment of $50.00 made during the first year of the Plan, $25.00 is deducted as a sales charge. Thereafter, the sales charge on such amount is reduced to $3.04.

(b) Period from March 29, 1991 (commencement of operations) through August 31, 1991. (c) Includes the effect of a 2 for 1 split on March 27, 1996.

                          INDEPENDENT AUDITOR'S REPORT


To the Board of Directors of
Franklin Templeton Distributors, Inc., Sponsor and the Planholders of Templeton Capital
Accumulation Plans

    We have audited the accompanying statement of assets and liabilities of Templeton Capital Accumulation Plans as of August 31, 1997 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of the Plan's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation from the custodian of shares of Templeton Capital Accumulator Fund, Inc. held for planholders as of August 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Templeton Capital Accumulation Plans as of August 31, 1997, and the results of its operations and the changes in its net assets for the periods indicated, in conformity with generally accepted accounting principles.

                                  /s/ MCGLADREY & PULLEN, LLP

New York, New York
October 17, 1997

                      TEMPLETON CAPITAL ACCUMULATION PLANS
                        FOR THE ACCUMULATION OF SHARES OF
                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

                       STATEMENT OF ASSETS AND LIABILITIES
                                 August 31, 1997



                      ASSETS:

                      Templeton  Capital  Accumulator  Fund, Inc. shares, at value (average cost,  $170,204,272
                      $127,186,400)..............................................................
                      LIABILITIES:                                                                           --
                      NET ASSETS:                                                                  ------------
                      Net assets  (equivalent to $10.97 per share based on 15,522,505 Plan shares held for outstanding Plans) (Note 2).......................................  $170,204,272
                                                                                                   ============



                            STATEMENTS OF OPERATIONS
                   Years Ended August 31, 1997, 1996, and 1995



                                                                              1997          1996         1995
                                                                          ------------  ------------ --------
                     INVESTMENT INCOME:
                        Distributions  received on shares of Templeton
                            Capital Accumulator Fund Inc.from:
                            Net investment income.......................  $  2,264,084  $ 1,313,090  $  503,913
                            Realized gains..............................     1,745,754      284,137   1,511,116
                                                                          ------------  -----------   ---------
                                                                             4,009,838    1,597,227   2,015,029
                            Expenses (Note 3).............................            --           --          --
                                                                          ------------  -----------  ----------
                              Net investment income.....................  $  4,009,838  $ 1,597,227  $2,015,029
                                                                          ------------  -----------  ----------
                     REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
                          Net realized gain on complete and partial
                          terminations, including Fund shares withdrawn
                          at markevalue................................   $  1,825,361  $   721,621  $  205,940
                          Unrealized appreciation during the period.....    24,576,860   10,423,640     217,321
                                                                          ------------  -----------  ----------
                              Net gain on investments...................  $ 26,402,221  $11,145,261  $  423,261
                                                                          ------------  -----------  ----------
                          Net increase in net assets from operations....  $ 30,412,059  $12,742,488  $2,438,290
                                                                          ============  ===========  ==========


                       See Notes to Financial Statements.

                      TEMPLETON CAPITAL ACCUMULATION PLANS
                        FOR THE ACCUMULATION OF SHARES OF
                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

                       STATEMENTS OF CHANGES IN NET ASSETS


                   Years Ended August 31, 1997, 1996, and 1995

                                                                         1997           1996          1995
                                                                   -------------  -------------  --------------
                       Increase (decrease) in net assets from:
                          Operations:
                            Net investment income.................  $   4,009,838  $   1,597,227  $  2,015,029
                            Net realized gain on plan terminations      1,825,361        721,621       205,940
                            Unrealized appreciation for the period     24,576,860     10,423,640       217,321
                                                                    -------------  -------------  ------------
                                Net increase in net assets from
                                   operations.....................     30,412,059     12,742,488     2,438,290
                            Distributions to planholders..........     (4,009,838)    (1,597,227)   (2,015,029)
                            Transactions in Fund shares (Note 2)..     37,229,624     30,868,787    26,322,220
                                                                    -------------  -------------  ------------
                                Net increase in net assets........     63,631,845     42,014,048    26,745,481
                       Net assets:
                            Beginning of year.....................    106,572,427     64,558,379    37,812,898
                                                                    -------------  -------------  ------------
                            End of year...........................  $ 170,204,272  $ 106,572,427  $ 64,558,379
                                                                    =============  =============  ============


                       See Notes to Financial Statements.

                          NOTES TO FINANCIAL STATEMENTS

Note 1.  Summary of Accounting Policies


    Templeton Capital Accumulation Plans (the "Plan") is a unit investment trust registered under the Investment Company Act of 1940. The Plan invests only in shares of Templeton Capital Accumulator Fund, Inc. (the "Fund"). The following is a summary of the significant accounting policies followed in the preparation of its financial statements.

    a. Valuation of securities. The Plan's investments in the Fund are valued at the net asset value of Fund shares held.

    b. Income taxes. No provision is made for Federal income taxes. The Internal Revenue Code provides that the Plan is not treated as a separate taxable entity; rather the Planholders are treated as directly owning the Fund's shares accumulated in their accounts.

    c. Other. Fund share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of the Plan's investment in Fund shares is computed using the average cost method and gain or loss on redemption of Fund shares is computed using this method.

    d. Accounting Estimates. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Note 2.  Transactions in Fund Shares

    Effective March 27, 1996, the shares of the Fund were split on a 2-for-1 basis. As of August 31, 1997, the Plan held 15,522,505 shares of the Fund. Transactions in Fund shares for the years ended August 31, 1997, 1996 and 1995 were as follows:


                                                        1997                       1996                      1995
                                             -------------------------  -------------------------  ----------------------
                                                Amount        Shares       Amount        Shares       Amount       Shares

           Planholder payments.............. $ 46,632,039               $ 39,848,219               $ 33,284,142
           Less-sales charges...............    5,140,712                  5,671,439                  6,526,442
                                             ------------               ------------               ------------
           Balance invested in Fund shares..   41,491,327    4,161,074    34,176,780    2,870,915    26,757,700  1,748,783
           Distributions reinvested in Fund
             shares.........................    4,009,838      438,885     1,597,227      102,037     2,015,029    133,499
           Redemption  and  withdrawals  in
           Fund shares......................   (8,271,541)    (817,091)   (4,905,220)    (413,497)   (2,450,509)  (165,571)
           Shares issued on 2-for-1 stock
             split..........................           --           --            --    5,130,349            --         --
                                             ------------  -----------  ------------  -----------  ------------  ---------
                                             $ 37,229,624    3,782,868  $ 30,868,787    7,689,804  $ 26,322,220  1,716,711
                                             ============  ===========  ============  ===========  ============  =========

Note 3.  Sponsor and Custodian

    Franklin/Templeton Distributors, Inc., as Sponsor of the Plan received net sales and creation charges, after commissions paid to authorized brokers and dealers, of $529,236, $610,774, and $575,554 for the years ended August 31, 1997, 1996 and 1995, respectively. Expenses of operating the Plan are paid by the Sponsor. Templeton Funds Trust Company ("TFTC") serves as Custodian. No other compensation is paid by the Plan to either the Sponsor or the Custodian except that TFTC receives a $10 annual service fee from each Individual Retirement Account established by planholders.

Note 4.  Source of Net Assets

    The Plan's net assets as of August 31, 1997 were composed of the following amounts:

   Amount paid in by planholders, net of sales and
       creation charges....................................  $ 134,628,742
   Distributions reinvested................................      8,416,579
   Payment of redemption proceeds to planholders...........    (19,017,307)
   Accumulated gain on plan terminations...................      3,158,385
   Unrealized appreciation of investments..................     43,017,873
                                                             -------------
   Net assets applicable to planholders....................  $ 170,204,272
                                                             =============

                        REPORT OF INDEPENDENT ACCOUNTANTS

Franklin/Templeton Distributors, Inc.:

We have audited the accompanying statement of financial condition of Franklin/Templeton Distributors, Inc. (a wholly-owned subsidiary of Franklin Resources, Inc.) as of September 30, 1997, and the related statements of operations, stockholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion,the financial statements referred to above present fairly, in all material respects, the financial position of Franklin/Templeton Distributors, Inc. as of September 30, 1997, and the results of its operations and its cash flows for the year then ended, in conformity with generally accepted accounting principles.


/s/COOPERS & LYBRAND L.L.P.

San Francisco, California
November 12, 1997

                      FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                        STATEMENT OF FINANCIAL CONDITION

                               September 30, 1997
                              ---------------

                                             ASSETS


         Cash and cash equivalents.................................................   $  24,274,863
         Underwriting and distribution fees receivable.............................      42,704,944
         Deferred sales commissions................................................      35,590,317
         Due from parent and affiliates............................................      43,969,811
         Property and equipment, net...............................................       4,189,419
         Prepaid expenses and other................................................       7,020,088
                                                                                      -------------
             Total assets.....................................................        $ 157,749,442
                                                                                      =============
                                        LIABILITIES AND STOCKHOLDER'S EQUITY
         Liabilities:
            Underwriting and distribution fees payable to dealers..................   $  35,794,538
            Trade payables and accrued expenses....................................      15,753,550
                                                                                      -------------
            Total liabilities......................................................      51,548,088
                                                                                     --------------
         Commitments (Note 4
         Stockholder's equity:
            Common stock, $1.00 par value, 20,000 shares authorized; 2,355 shares
            issued and  outstanding................................................          2,355
            Capital in excess of par value.........................................    360,564,072
            Accumulated deficit....................................................   (254,365,073)
                                                                                     -------------
                Total liabilities and stockholder's equity.........................    106,201,354
                                                                                     -------------
                                                                                     $ 157,749,442

The accompanying notes are an integral part of these financial statements.

                      FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                        STATEMENT OF OPERATION
                          September 30, 1997
                          ------------------


         Revenues:
           Underwriting commissions and distribution fees ......................      $ 676,006,448
           Investment and other income..........................................          2,069,908
                                                                                      -------------
                    Total revenues..............................................        678,076,356
                                                                                      =============

         Expenses:
            Underwriting and distribution ......................................        631,925,419
            Employee related....................................................         67,986,557
            Advertising and promotion..........................................          66,689,684
            General and administrative..........................................         53,094,117
                                                                                      -------------
                    Total expenses.............................................         819,695,777
                                                                                      -------------
         Net loss...............................................................     $ (141,619,421)
                                                                                     ===============

The accompanying notes are an integral part of these financial statements.

                      FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                        STATEMENT OF STOCKHOLDER'S EQUITY

                      For the year ended September 30, 1997


                                                     Common Stock           Capital in                       Total
                                                                             Excess of     Retained      Stockholder's
                                               Par Value       Amount        Par value     Earnings         Equity

               Balance, October 1, 1996....       2,355        $ 2,355    $150,564,072  $(112,745,652)  $  37,820,775
               Capital   contribution  from          --             --     210,000,000             --     210,000,000
               parent......................
               Net Loss....................          --             --              --   (141,619,421)   (141,619,421)
                                                -------        -------    ------------  -------------   -------------
               Balance, September 30, 1997.       2,355        $ 2,355    $360,564,072  $(254,365,073)  $ 106,201,354
                                                =======        =======    ============  =============   =============

The accompanying notes are an integral part of these financial statements.

                      FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                             STATEMENT OF CASH FLOWS

                      For the year ended September 30, 1997


                          Net loss.........................................................  $(141,619,421)
                              Adjustments  to  reconcile  net  loss  to net  cash  used  in operating activities:
                                  Depreciation.............................................        912,769
                                  Amortization of deferred sales commissions...............     48,566,223
                                  Increase in underwriting and distribution fees receivable    (16,529,249)
                                  Increase in deferred sales commissions...................    (69,522,603)
                                  Decrease in prepaid and other............................     (2,543,327)
                                  Increase in due from affiliates..........................    (43,969,811)
                                  Increase in underwriting and distribution fees payable
                                    to brokers.............................................     13,209,338
                                  Increase in trade payables and accrued expenses..........      5,738,242
                                  Decrease in due to affiliates............................     (5,890,403)
                                                                                             -------------
                          Net cash used in operating activities............................   (211,648,242)
                                                                                             -------------
                              Purchases of furniture and equipment.........................     (2,044,969)
                                                                                             -------------
                          Net cash used in investing activities............................     (2,044,969)
                                                                                             -------------
                          Capital contribution from parent.................................    210,000,000
                                                                                             -------------
                          Net cash provided by financing activities........................    210,000,000
                                                                                             -------------
                          Decrease in cash and cash equivalents............................     (3,693,211)
                          Cash and cash equivalents, beginning of year.....................     27,968,074
                                                                                             -------------
                          Cash and cash equivalents, end of year...........................  $  24,274,863
                                                                                             =============

The accompanying notes are an integral part of these financial statements.

                      FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                          NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS:

Franklin/Templeton Distributors, Inc. (the Company) is a wholly-owned subsidiary of Franklin Resources, Inc. (Franklin). The Company is registered with the Securities and Exchange Commission as a broker dealer and serves as the principal underwriter for the Franklin Templeton Group of Funds.

    Revenues from underwriting commissions are earned primarily from fund sales. Distribution fee revenue is generally based on the level of assets under management. Most sales of Franklin Templeton funds include a sales commission which is paid to the Company. The Company receives distribution fees from those funds in reimbursement for distribution expenses incurred. A significant portion of underwriting commission and distribution fee revenue is paid to selling intermediaries.

2.  SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation:

    These financial statements are prepared in accordance with generally accepted accounting principals which require the use of estimates made by management.

REVENUE RECOGNITION:

    Underwriting commissions on mutual fund shares sales are recorded based on traded date. Distribution fees are accrued as earned.

ADVERTISING AND PROMOTION:

    Costs of advertising and promotion are expenses as the advertising appears in the media.

CASH AND CASH EQUIVALENTS:

  Cash and cash equivalents consist of demand deposits with banks and amounts held in a money market fund for which an affiliate acts as investment adviser. Due to the relatively short-term nature of these instruments, the carrying value approximates fair value.

DEFERRED SALES COMMISSION:

    Sales commissions paid to financial intermediaries in connection with the sales of certain share classes of open-end Franklin Templeton funds are deferred and amortized on a straight-line basis over a period of up to eighteen months.

ALLOCATION OF INTERCOMPANY COSTS:

    Certain management, accounting and other administrative costs are allocated to the Company by its affiliates. These allocations are based on estimates and assumptions that are periodically reviewed and adjusted by management.

INCOME TAXES:

The Company is included in the consolidated federal and combined state income tax returns of Franklin. Franklin allocates federal and state income taxes to the Company using the separate return method with the exception that Frankln does not allocate to the Company tax benefits arising from its net operating losses.

    Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Deferred tax assets and liabilities are adjusted to reflect changes in tax rates or other provisions of the tax law in the period in which a new tax law is enacted.

    Deferred taxes as of September 30, 1997 relate  primarily to depreciation on
fixed  assets  and  compensation   accruals.  A  valuation  allowance  has  been
recognized for the entire deferred amounts.

PROPERTY AND EQUIPMENT:

    Property and equipment are recorded at cost and are depreciated on the straight-line basis over their estimated useful lives. Expenditures for repairs and maintenance are charged to expense when incurred.

3.  PROPERTY AND EQUIPMENT:

The following is a summary of property and equipment as September 30, 1997:

              Furniture and equipment.....................  $ 8,144,402
              Less accumulated depreciation...............   (3,954,983)
                                                            -----------
                                                            $ 4,189,419
                                                            ===========
4.  COMMITMENTS:

    The Company leases automobile and office equipment under agreements expiring at various dates through fiscal year 2002 which are accounted for as operating leases. Total lease expense for the year amounted to $386,007. At September 30, 1997, remaining operating lease commitments are as follows:

                           1998............   $  55,737
                           1999............      28,842
                           2000............      24,430
                           2001............      24,430
                           2002............      10,762
                                              ---------
                                              $ 144,201
                                              =========
5.  EMPLOYEE BENEFIT AND INCENTIVE PLANS:

    Franklin sponsors a defined contribution and profit sharing plan covering substantially all employees of Franklin and its U.S. Subsidiaries. The plan is funded on an annual basis as determined by the Board of directors of Franklin. The Company's portion of expense for the plan for the year ended September 30, 1997 was $3,145,691.

    Franklin sponsors an Annual Incentive Plan covering certain employees of the Parent and its U.S. Subsidiaries. The costs associated with Annual Incentive Plan awards are charged to income currently. The Company's portion of the stock-based compensation expense for the Plan for the year ended September 30, 1997 was $1,645,557.

6.  RELATED PARTY TRANSACTION:

    For the year ended September 30, 1997, the Company was allocated $38,308,701 of general, administrative and other costs by Franklin and other affiliates.

    Franklin has agreed to continue to provide the financial support necessary to fund the Company's operations.

7. NET CAPITAL REQUIREMENT:

    The Company is subject to the net capital rule (Rule 15c3-1) of the Securities and Exchange Commission. In accordance with Rule 15c3-1, the Company is required to maintain a minimum net capital of $5,000 and to maintain a ratio of aggregate indebtedness to net capital, both as defined, not in excess of 15 to 1. Rule 15c3-1 also provides that equity capital may not be withdrawn or cash dividends paid if the resulting indebtedness to net capital ratio would exceed 10 to 1. At September 30, 1997, the Company had net capital of $4,861,247 which was $1,424,708 in excess of its required net capital of $3,436,539. The Company's ratio of aggregate indebtedness to net capital was 10.6 to 1.

   The Company is currently exempt from the requirement to maintain a "Special Reserve account for the Exclusive Benefit of Customers" under provision of SEC Rule 15c3-1 based upon Paragraph K(2)(i) of the Rule.

Templeton
Capital
Accumulation Plans

100 Fountain Parkway
P.O. Box 33030
St. Petersburg, Florida 33733-8030
(800) 632-2301

(LOGO)

Principal Underwriter:
Franklin Templeton
Distributors, Inc.
100 Fountain Parkway
St. Petersburg, Florida 33716                TL450
P 01/98

                         UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       CONTENTS OF REGISTRATION STATEMENT

         This Registration Statement comprises the following papers and documents:

         The facing sheet.

         The Cross-Reference Sheet.

         The Prospectus consisting of 27 pages.

         Undertakings.

         The list of contents of Registration Statement.

         Signatures.

         Written consent of McGladrey & Pullen.

         Written consent of Coopers & Lybrand.

         The following exhibits:

Exhibit

NUMBER                              DESCRIPTION

1.    A (1)           Custodian Agreement of Registrant - Custodian Agreement
                      between Franklin Templeton Distributors, Inc. and
                      Templeton Funds Trust Company.**

     A (2)            None.

     A (3)(a)         None.

     A (3)(b)         Form of Dealer's Agreement between the
                      Sponsor and United Services Planning
                      Association, Inc.*

     A (3)(c)         Schedules of sales commissions.*

     A (4)            None.

     A (5)            None.

     A (6)(a)         Articles of Incorporation of Sponsor.**

     Exhibit
     NUMBER                              DESCRIPTION

       (6)(b)         Bylaws of Sponsor.**

     A (7)            None.

     A (8)            None.

     A (9)(a)         None.

     A (10)           Form of Application to Plans.*

2.                    None.

3.                    Opinion of Counsel.

4.                    None.

5.                    Not Applicable.

--------------------

* Previously filed with Pre-Effective Amendment No. 2 to this Registration Statement on February 28, 1991.

** Previously filed with Post-Effective Amendment No. 4 to this Registration Statement on December 30, 1993.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Depositor, Franklin Templeton Distributors, Inc., on behalf of the registrant, Templeton Capital Accumulation Plans, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St.Petersburg, Florida on this 30th day of December, 1997.



                           TEMPLETON CAPITAL ACCUMULATION PLANS
                                 (Registrant)

                           BY:     FRANKLIN TEMPLETON DISTRIBUTORS, INC.
                                           (Depositor)

                           BY: /s/PETER D. JONES
                               Peter D. Jones
                               Executive Vice President